Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule Of Stock Option Activity

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding, as of January 1, 2025	5,027,916	$0.42	$3,693,765	9.30
Granted	2,079,029	$1.17	$-	-
Exercised during period	609	$0.42	-	-
Forfeited	56,503	$0.76	$-	-
Expired	-	-	-	-
Outstanding as of September 30, 2025	7,049,833	$0.87	$3,679,037	9.15

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding, as of January 1, 2023	272,844	$11.70	-	8.15
Granted	-	-	-	-
Exercised during period	290	$4.02	-	-
Forfeited	94,722	$16.23	-	-
Expired	-	-	-	-
Outstanding, as of December 31, 2023	177,832	$10.08	$-	7.17
Granted	4,854,476	$0.42	$-	-
Exercised during period	-	-	-	-
Forfeited	5,418	$0.42	$-	-
Expired	-	-	-	-
Outstanding as of December 31, 2024	5,026,890	$0.42	$-	9.30

Schedule of Stock Options Valuation Assumptions

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2025	2024
Expected term of options (years)	5-6.65	5-6.12
Expected volatility (%)	41.87-45.07	45.09-45.81
Risk-free interest rate (%)	3.83-3.99	4.57
Expected dividend yield (%)	—	—

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2024	2023
Expected term of options (years)	5-6.12
Expected volatility (%)	45.09-45.81
Risk-free interest rate (%)	4.57
Expected dividend yield (%)	—	—

Schedule of Stock Based Compensation Expenses

Total stock-based compensation expense for nine months ended on September 30, 2025 and 2024 was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of sales	$2	$2	$10	$5
Research and development	18	57	77	169
Sales and marketing	5	19	20	56
General and administrative	107	162	386	487
Total stock-based compensation expense	$132	$240	$493	$717

Total stock-based compensation expense for years ended December 31, 2024 and 2023 was as follows (in thousands):

	Years Ended December 31,
	2024	2023
Cost of sales	4	3
Research and development	153	123
Sales and marketing	115	66
General and administrative	689	143
Total stock-based compensation expense	961	335